Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Amortized cost	$ 71,178	$ 81,756
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	70,452	80,806
Non-investment grade	435	432
Impaired	151	157
Carrying amount of securities measured at FVOCI subject to impairment	71,038	81,395
Items not subject to impairment	505	525
Carrying amount of securities measured at FVOCI	71,543	81,920
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	65,409	56,885
Non-investment grade	1,129	967
Amount before allowance for credit losses	66,538	57,852
Allowance for credit losses	25	29
Amortized cost	66,513	57,823
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	70,338	80,719
Non-investment grade	435	431
Carrying amount of securities measured at FVOCI subject to impairment	70,773	81,150
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	65,409	56,885
Non-investment grade	907	647
Amount before allowance for credit losses	66,316	57,532
Allowance for credit losses	8	10
Amortized cost	66,308	57,522
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	114	87
Non-investment grade		1
Carrying amount of securities measured at FVOCI subject to impairment	114	88
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	222	320
Amount before allowance for credit losses	222	320
Allowance for credit losses	17	19
Amortized cost	205	301
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	151	157
Carrying amount of securities measured at FVOCI subject to impairment	$ 151	$ 157